Future Minimum Lease Payments (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR
Operating Leased Assets [Line Items]
2012	$ 98.3	4,378.9
2013	93.7	4,171.2
2014	86.2	3,837.2
2015	78.9	3,515.2
2016	72.6	3,234.4
Thereafter	141.8	6,314.0
Total	$ 571.5	25,450.9